Financial Instruments and Risk Management (Tables)	12 Months Ended
Mar. 31, 2018
Financial Instruments And Risk Management
Disclosure of Detailed Information about Financial Instruments
	As at March 31
	2018	2017
	(in thousands)
Debt (net of debt issuance cost of $1,210 (2017: $1,665))	$276,946	$269,870
Cash and cash equivalents	87,762	112,267
Net debt	189,184	157,603
Equity	1,003,417	883,548
Net debt to equity ratio	18.9%	17.8%

Disclosure of Financial Assets and Financial Liabilities
	2018	2017
	(in thousands)
Financial assets
Available-for-sale investments	$27,257	$29,613
Other financial assets (1)	340,994	362,286
	$368,251	$391,899
Financial liabilities at amortized cost
Trade payables and acceptances excluding value added tax and other tax payables	$70,927	$114,475
Borrowings	190,936	269,870
Financial Liabilities at fair value through profit or loss
Derivatives at fair value through profit or loss - held for trading	—	12,553
Senior convertible Notes at fair value through profit or loss	86,010	—
	$347,873	$396,898

(1) Other financial assets include loans and receivables, excluding prepaid charges and statutory receivables, and includes cash and cash equivalents and restricted deposits held with banks.

Disclosure of Foreign Currency Risk Exposure
		Net Balance
	USD	GBP	Other
		(in thousands)
As at March 31, 2018	(4,350)	(56,080)	1,081
As at March 31, 2017	4,025	(39,460)	(2,320)

Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities
	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in thousands)
As at March 31, 2018
Borrowing principal payments(1)	$278,156	$152,330	$50,650	$75,176	$—
Borrowing interest payments	48,750	26,024	15,319	7,407	—
Derivative financial instruments	—	—	—	—	—
Acceptances	8,898	8,898	—	—	—
Trade and other payables	72,142	72,142	—	—	—

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in thousands)
As at March 31, 2017
Borrowing principal payments(1)	$271,535	$180,722	$18,079	$71,881	$853
Borrowing interest payments	40,987	22,019	12,046	6,922	—
Derivative financial instruments	12,553	—	—	12,533	—
Acceptances	8,935	8,935	—	—	—
Trade and other payables	120,082	120,082	—	—	—

(1) Excludes cumulative effect of unamortized costs.

Disclosure of Currency, Maturity and Nature of Interest Rate of Borrowings
	As at March 31
	2018	%	2017	%
	(in thousands, except percentages)
Currency
U.S. Dollar	$107,236	38.6%	$115,424	42.5%
Great British Pounds Sterling	70,055	25.2%	62,672	23.1%
Indian Rupees	100,865	36.2%	93,439	34.4%
Total	$278,156	100.0%	$271,535	100.0%

Maturity
Due before one year	$152,330	54.8%	$180,722	66.6%
Due between one and three years	50,650	18.2%	18,079	6.7%
Due between four and five years	75,176	27.0%	71,881	26.5%
Due after five years	—	—	853	0.2%
	$278,156	100.0%	$271,535	100.0%
Nature of rates
Fixed interest rate	$177,742	63.9%	$131,279	48.3%
Floating rate	100,414	36.1%	140,256	51.7%
Total	$278,156	100.0%	$271,535	100.0%

Disclosure of Fair Value Measurements of Assets and Liabilities
		As at March 31, 2018
		(in thousands)
Description of type of financial assets	Gross amount of recognized financial assets	Gross amount of recognized financial liabilities offset in the statement of financial position	Net amounts financial assets presented in the statement of financial position
Derivative assets	282	—	282
Total	282	—	282

Description of type of financial liabilities	Gross amount of recognized financial liabilities	Gross amount of recognized financial assets offset in the statement of financial position	Net amounts financial liabilities presented in the statement of financial position
Derivative liabilities	—	—	—
Total	—	—	—

		As at March 31, 2017
		(in thousands)
Description of type of financial assets	Gross amount of recognized financial assets	Gross amount of recognized financial liabilities offset in the statement of financial position	Net amounts financial assets presented in the statement of financial position
Derivative assets	179	(179)	—
Total	179	(179)	—

Description of type of financial liabilities	Gross amount of recognized financial liabilities	Gross amount of recognized financial assets offset in the statement of financial position	Net amounts financial liabilities presented in the statement of financial position
Derivative liabilities	(12,732)	179	(12,553)
Total	(12,732)	179	(12,553)

Disclosure of Offsetting of Financial Assets and Financial Liabilities
	As at March 31,2018
	(in thousands)
	Average contract rate	Notional principal amount	Fair value of derivative instrument 2018	Fair value of derivative instrument 2017
Cross currency swap	4.8%	11,474	282	—
2012 Interest Rate Cap	6%	100,000	—	(179)
2012 Interest Rate Floor	0.5% - 3%	100,000	—	6,366
2012 Interest Rate Floor	0.5% - 3%	100,000	—	6,366
Total			$282	$12,553

Disclosure of Reconciliation of Level 3 Fair Value Measurements of Financial Assets
Available for sale of financial assets
(in thousands)
As at March 31, 2016	$30,147
Total gain or (losses):
-other comprehensive income	(384)
Additions	80
Disposals*	(230)
As at March 31, 2017	$29,613
Additions	80
Total gain or (losses):
-profit and loss:	(2,436)
As at March 31, 2018	$27,257